Earnings / (Loss) per Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Income / (Loss) :
Net income / (loss)	$ (81,696)	$ (105,197)
Basic earnings / (loss) per share:
Weighted average common shares outstanding, basic	43,880,713	34,347,332
Basic earnings / (loss) per share	$ (1.86)	$ (3.06)
Effect of dilutive securities:
Dilutive effect of non vested shares	0	0
Weighted average common shares outstanding, diluted	43,880,713	34,347,332
Diluted earnings / (loss) per share	$ (1.86)	$ (3.06)
Earnings / (loss) per share
Number of anti-dilutive shares	690,000	135,230
Employee Stock Option
Earnings / (loss) per share
Number of anti-dilutive shares	104,250	104,250